Debt With Related Parties - Disclosure of Amounts Outstanding Under Notes (Details) $ in Thousands, $ in Thousands		Sep. 30, 2024 MXN ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)
Disclosure of transactions between related parties [line items]
Senior notes		$ 0			$ 449,716
Related parties
Disclosure of transactions between related parties [line items]
Senior notes	[1]		$ 100,397,329
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		0			4,178,912
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0	94,747,329	[1]	4,158,458
Senior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes		0			20,454
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		0			213,387
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0	5,000,000	[1]	179,245
2017 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes		0			34,142
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		0			17,867
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0	$ 650,000	[1]	2,749
2020 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes		$ 0			$ 15,118

[1]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.